Share-Based Compensation - Summary of option activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands				1 Months Ended	5 Months Ended		12 Months Ended
	Dec. 01, 2018 shares	Dec. 01, 2017 shares	May 02, 2017 shares	Mar. 31, 2019 shares	Aug. 31, 2018 USD ($) $ / shares shares	Mar. 27, 2018 shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares ¥ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) ¥ / shares $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2019 CNY (¥) ¥ / shares	Aug. 31, 2018 CNY (¥) ¥ / shares	Aug. 31, 2017 CNY (¥) ¥ / shares
Amended 2015 Plan
Weighted average purchase price
Aggregate intrinsic of outstanding unvested awards | ¥												¥ 214,709
Total share-based compensation expense relating to awards expected to vest not yet recognized							$ 17,997,000	$ 17,997,000				¥ 123,231
Weighted-average period of expected recognition (in years)							1 year	1 year
Amended 2015 Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares							393,844,018	393,844,018	301,190,650	301,190,650
Granted (in shares) | shares	49,634,837	16,442,655			9,172,674	164,865,010	93,574,240	93,574,240	181,667,138	181,667,138	303,995,200
Forfeited (in shares) | shares							(29,876,751)	(29,876,751)	(33,355,010)	(33,355,010)	(2,804,550)
Exercised (in shares) | shares							(65,654,200)	(65,654,200)	(55,658,760)	(55,658,760)
Outstanding at end of period (in shares) | shares					301,190,650		391,887,307	391,887,307	393,844,018	393,844,018	301,190,650
Vested and expected to vest at end of period (in shares) | shares							391,887,307	391,887,307				391,887,307
Weighted average exercise price
Outstanding (in dollars per share) | $ / shares					$ 0.03		$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.03
Granted (in dollars per share) | $ / shares							0.05		0.10		0.03
Forfeited (in dollars per share) | $ / shares							0.11		0.17		0.08
Exercised (in dollars per share) | $ / shares							0.01		0.02
Vested and expected to vest at end of period (in dollars per share) | $ / shares							0.05	0.05
Weighted average grant date fair value
Outstanding (in dollars per share) | $ / shares					$ 0.16		0.04	$ 0.04	0.13	$ 0.13	0.16
Granted (in dollars per share) | $ / shares							0.10		0.05		0.16
Forfeited (in dollars per share) | $ / shares							0.11		0.08		$ 0.09
Exercised (in dollars per share) | $ / shares							0.13		$ 0.02
Vested and expected to vest at end of period (in dollars per share) | $ / shares							$ 0.04
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | $					$ 54,133,000		$ 31,356	$ 31,356	$ 53,966	$ 53,966	$ 54,133,000
Aggregate intrinsic value - Vested and expected to vest at end of period | $							$ 31,356,000	$ 31,356,000
Weighted average remaining contractual term - Outstanding							7 years 6 months 25 days	7 years 6 months 25 days	7 years 9 months 18 days	7 years 9 months 18 days	8 years 7 months 2 days
Weighted average remaining contractual term - Vested and expected to vest at end of period							7 years 6 months 25 days	7 years 6 months 25 days
Weighted average purchase price
Forfeited (in dollars per share) | $ / shares							$ 0.11		$ 0.17		$ 0.08
Shanghai OneSmart | Domestic Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares							70,000	70,000	120,000	120,000	120,000
Granted (in shares) | shares			120,000	10,000					10,000	10,000
Forfeited (in shares) | shares							0	0	(60,000)	(60,000)
Exercised (in shares) | shares							(70,000)	(70,000)
Outstanding at end of period (in shares) | shares					120,000				70,000	70,000	120,000
Weighted average exercise price
Outstanding (in dollars per share) | ¥ / shares													¥ 91.43		¥ 93.33
Granted (in dollars per share) | ¥ / shares										$ 80.00
Forfeited (in dollars per share) | ¥ / shares										93.33
Exercised (in dollars per share) | ¥ / shares								$ 91.43
Weighted average grant date fair value
Outstanding (in dollars per share) | ¥ / shares													¥ 150.80	¥ 151.19	¥ 151.19
Granted (in dollars per share) | ¥ / shares										148.47
Forfeited (in dollars per share) | ¥ / shares										151.19
Exercised (in dollars per share) | ¥ / shares								$ 150.80
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | ¥													¥ 39,687	¥ 79,990	¥ 7,023
Weighted average purchase price
Outstanding (in dollars per share) | ¥ / shares														¥ 93.33
Forfeited (in dollars per share) | ¥ / shares										$ 93.33